S-K 1602, SPAC Registered Offerings	Oct. 17, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	36 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations. There are no prohibitions on our ability to issue securities or incur debt in connection with our initial business combination. We are not currently a party to any arrangement or understanding with any third party with respect to raising any additional funds through the sale of securities, the incurrence of debt or otherwise.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from our initial public offering and the sale of the private placement units must be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $260,000,000 (or $299,000,000 if the underwriters’ overallotment option is exercised in full), including $3,000,000 (this amount may be reduced to $850,000 in certain circumstances, as further described in “Underwriting”) to pay the deferred underwriting commissions, will be placed into a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and $1,500,000 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Additionally, when we determine to hold the funds in the trust account as cash or in demand deposit accounts at a bank, the amount of interest we may receive would likely be less. Except with respect to interest earned on the funds held in the trust account that may be released to us as permitted withdrawals, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest to occur of (i) the completion of our initial business combination (including the release of funds to pay any amounts due to any public shareholders who properly exercise their redemption rights in connection therewith), (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity or (iii) the redemption of our public shares if we are unable to complete our business combination within the completion window, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, subject to applicable law. Based on current interest rates and the taxes we currently expect to be applicable to us, we expect that the interest earned on the trust account will be sufficient to pay our taxes and to fund permitted withdrawals.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 260,000,000
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.49	$6.92	$3.08	$6.00	$4.00	$4.30	$5.70	$0.09	$9.91
Assuming No Exercise of Over-Allotment Option
$7.49	$6.91	$3.09	$5.99	$4.01	$4.28	$5.72	$0.07	$9.93

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
OJJA II, LLC	$10,000 per month	Administrative and shared personnel support services
Colombier Sponsor III LLC	9,966,667 Class B Ordinary Shares (of which 1,300,000 are subject to forfeiture to the extent the underwriters do not exercise their overallotment option)	$25,000
	150,000 Private Placement Units to be purchased simultaneously with the closing of this offering	$1,500,000
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Colombier Sponsor III LLC, our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee

Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers will agree to restrictions on its, his or her ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,300,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.

Colombier Sponsor III LLC

Omeed Malik

Joe Voboril

Andrew Nasser

Jordan Cohen

Paul T. Abrahimzadeh

Donald J. Trump, Jr.

Chris Buskirk

Candice Willoughby

Blake Masters

Chamath Palihapitiya

Laura Ingraham

Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; (f) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased (g) as pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); (j) to the Company for no value for cancellation in connection with the consummation

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

of an initial business combination; and (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Private Placement Units	Immediately after the completion of our initial business combination	Colombier Sponsor III LLC	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus

Colombier Sponsor III LLC

Omeed Malik

Joe Voboril

Andrew Nasser

Jordan Cohen

Paul T. Abrahimzadeh

Donald J. Trump, Jr.

Chris Buskirk

Candice Willoughby

Blake Masters

Chamath Palihapitiya

Laura Ingraham

No transfer without the prior written consent of Roth, provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Interests in our sponsor corresponding to the 260,000 founder shares (or up to 299,000 founder shares if the over-allotment is exercised in full) to be paid as upfront underwriting compensation in lieu of a cash underwriting discount

	180 days after the date of this prospectus	Roth

Lock-up restrictions, as required by FINRA Rule 5110(e)(1); such securities may not be sold during the offering, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of such securities by any person, except as provided in FINRA Rule 5110(e)(2).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.49	7.49	6.91	6.92	5.99	6.00	4.28	4.30	0.07	0.09
Pro forms net tangible book value after this offering	7.49	7.49	6.91	6.92	5.99	6.00	4.28	4.30	0.07	0.09
Dilution to public shareholders	$2.51	$2.51	$3.09	$3.08	$4.01	$4.00	$5.72	$5.70	$9.93	$9.91
Percentage of dilution to public shareholders	25.10%	25.10%	30.90%	30.80%	40.10%	40.00%	57.20%	57.00%	99.30%	99.10%

Numerator:
Net tangible book value before this offering	$363	$363	$363	$363	$363	$363	$363	$363	$363	$363
Net proceeds from this offering and the sale of the private placement warrants(1)	260,900,030	299,900,030	260,900,030	299,900,030	260,900,030	299,900,030	260,900,030	299,900,030	260,900,030	299,900,030
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500
Less: Over-allotment liability	(291,100)	—	(291,100)	—	(291,100)	—	(291,100)	—	(291,100)	—
Less: Amounts paid for redemptions(3)	—	—	(65,000,000)	(74,750,000)	(130,000,000)	(149,500,000)	(195,000,000)	(224,250,000)	(260,000,000)	(299,000,000)
Total	$260,611,793	$299,902,893	$195,611,793	$225,152,893	$130,611,793	$150,402,893	$65,611,793	$75,625,893	$611,793	$902,893

Denominator:
Ordinary shares outstanding prior to this offering	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667	9,966,667
Ordinary shares forfeited if over-allotment is not exercised	(1,300,000)	—	(1,300,000)	—	(1,300,000)	—	(1,300,000)	—	(1,300,000)	—
Ordinary shares offered	26,000,000	29,900000	26,000,000	29,900000	26,000,000	29,900000	26,000,000	29,900000	26,000,000	29,900000
Private placement shares	150,000	150,000	150,000	150,000	150,000	150,000	150,000	150,000	150,000	150,000
Less: Ordinary shares redeemed	—	—	(6,500,000)	(7,475,000)	(13,000,000)	(14,950,000)	(19,500,000)	(22,425,000)	(26,000,000)	(29,900,000)
Total	34,816,667	40,016,667	28,316,667	32,541,667	21,816,667	25,066,667	15,316,667	17,591,667	8,816,667	10,116,667

____________

(1)         Expenses applied against gross proceeds include offering expenses of approximately $599,970. See “Use of Proceeds.”

(3)         If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”